Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016
Related Party Transactions [Abstract]
Professional fees	$ 47,726
Accounts payable - related party	31,500	$ 31,500
Stock compensation expense	$ 252,000